FUNDVANTAGE TRUST
301 Bellevue Parkway
Wilmington, DE 19809

August 15, 2023

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	FundVantage Trust 1933 Act File No. 333-273096

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned certifies on behalf of FundVantage Trust (the “Trust”), that the form of Information Statement/Prospectus and Statement of Additional Information for the Polen Global SMID Company Growth Fund dated August 7, 2023 that would have been filed under Rule 497(b) of the 1933 Act did not differ from those contained in the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 (the “Amendment”). The Amendment was filed with the U.S. Securities and Exchange Commission electronically via EDGAR on August 7, 2023 (SEC Accession No. 0001829126-23-005166).

Please contact John P. Falco, Esq. at 215.981.4659 or John M. Ford, Esq. at 215.981.4009 to discuss any questions or comments.

Very truly yours,
/s/ Joel L. Weiss
Joel L. Weiss
President & CEO

cc:	Ms. Christine S. Catanzaro, Treasurer Mr. John P. Falco, Esq. Mr. John M. Ford, Esq.